SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
16.	SUBSEQUENT EVENT

On February 29, 2012, the Company announced that it had completed its corporate reorganization (the “Corporate Reorganization”), as a result of which the Company’s corporate jurisdiction has been moved from Florida to the Cayman Islands.  The Corporate Reorganization was effected by a two-step process involving a merger of Gentor Resources, Inc. (the Florida company) with and into its wholly-owned Wyoming subsidiary, followed by a continuation of the surviving company into the Cayman Islands. Shareholders approved the Corporate Reorganization at the special meeting of shareholders held on February 24, 2012.  Under the memorandum and articles of association adopted by the Company on the continuance into the Cayman Islands, the authorized share capital was increased to $50,000 divided into 500,000,000 common shares, with a par value of $0.0001 per share, and preferred shares are no longer part of the authorized share capital.

On April 30, 2012, Gentor announced that it has entered into an agreement with a Turkish company (the “Licence Holder”) pursuant to which Gentor has been granted a 12 month option period for the purposes of funding and carrying out the exploration for copper on properties (the “Project”) located in northeastern Turkey held by the Licence Holder. Gentor paid the Licence Holder a US$200,000 option fee under the said agreement. Gentor shall determine on or before the expiry date of the said 12 month period whether to acquire a 70% interest in the Project. If Gentor exercises its option to acquire a 70% interest in the Project, a further US$400,000 would be payable by Gentor to the Licence Holder, and Gentor would fund exploration by completing a feasibility study within three years from the acquisition of the said 70% interest (the “Feasibility Period”). At the end of the second and third year of the Feasibility Period, Gentor would pay annual sums of US$300,000 to the Licence Holder.